SEGMENT INFORMATION - REVENUE BY MAJOR CUSTOMERS (Details) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($) segment charter	Sep. 30, 2016 USD ($) charter
Segment Reporting [Abstract]
Number of reportable segments | segment			1
Number of charterers | charter			9	9
Petrobras
Revenue, Major Customer
Total operating revenues	$ 15,553	$ 25,872	$ 88,051	$ 75,542
PTNR
Revenue, Major Customer
Total operating revenues	18,181	16,966	54,314	50,807
Jordan
Revenue, Major Customer
Total operating revenues	14,391	14,344	42,705	42,721
DUSUP
Revenue, Major Customer
Total operating revenues	10,852	11,613	33,999	34,852
KNPC
Revenue, Major Customer
Total operating revenues	$ 14,252	$ 14,252	$ 33,394	$ 33,402
Revenues | Customer Concentration Risk | Petrobras
Revenue, Major Customer
Revenue from major customer (percentage)	15.00%	23.00%	26.00%	23.00%
Revenues | Customer Concentration Risk | PTNR
Revenue, Major Customer
Revenue from major customer (percentage)	17.00%	15.00%	16.00%	16.00%
Revenues | Customer Concentration Risk | Jordan
Revenue, Major Customer
Revenue from major customer (percentage)	14.00%	13.00%	12.00%	13.00%
Revenues | Customer Concentration Risk | DUSUP
Revenue, Major Customer
Revenue from major customer (percentage)	10.00%	10.00%	10.00%	11.00%
Revenues | Customer Concentration Risk | KNPC
Revenue, Major Customer
Revenue from major customer (percentage)	13.00%	13.00%	10.00%	10.00%